Document and Entity Information	Sep. 18, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Sep. 18, 2018
Document Effective Date	Sep. 18, 2018
Prospectus Date	Dec. 31, 2017